Segment Reporting (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended			3 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014
Summarized financial information for the Partnership's reportable segments
Sales	$ 4,050,458,000	$ 4,795,236,000	$ 4,433,426,000	$ 4,771,756,000	$ 5,589,190,000	$ 5,117,259,000	$ 4,617,194,000	$ 3,916,063,000	$ 3,975,481,000	$ 13,727,427,000	$ 14,794,372,000	$ 19,589,608,000	$ 17,625,997,000	$ 14,835,729,000
Product margin	170,306,000		133,542,000							445,712,000	311,487,000	461,482,000	370,171,000	233,989,000
Gross profit	155,435,000	134,867,000	118,093,000	93,797,000	59,072,000	104,874,000	82,620,000	90,675,000	55,319,000	401,084,000	270,962,000	405,829,000	333,488,000	209,598,000
Increase in mark to market loss related to RIN forward commitments											6,600,000
Decrease in mark to market loss related to RIN forward commitments										6,200,000
Increase in mark to market value of a RVO											22,600,000
Decrease in mark to market value of a RVO										12,400,000
Mark to market loss value for RVO deficiency	600,000	(13,100,000)								600,000		(13,100,000)
Wholesale Segment
Summarized financial information for the Partnership's reportable segments
Sales	2,915,039,000		3,307,910,000							10,298,644,000	11,494,906,000	15,205,654,000	13,760,910,000	12,596,917,000
Product margin	84,861,000		64,067,000							227,179,000	120,552,000	202,870,000	145,429,000	123,833,000
Gasoline sales: gasoline and gasoline blendstocks such as ethanol and naphtha
Summarized financial information for the Partnership's reportable segments
Sales					1,981,536,000					5,841,042,000	6,142,691,000	8,085,225,000	8,827,621,000	8,660,412,000	1,692,757,000
Product margin	25,370,000		21,854,000							70,959,000	4,786,000	43,147,000	54,639,000	56,224,000
Crude Oil
Summarized financial information for the Partnership's reportable segments
Sales	621,392,000		768,150,000							1,855,661,000	2,805,504,000	3,561,428,000	1,205,588,000	40,873,000
Product margin	44,670,000		24,621,000							98,256,000	70,503,000	92,807,000	35,538,000	12,301,000
Other oils and related products
Summarized financial information for the Partnership's reportable segments
Sales	600,890,000		558,224,000							2,601,941,000	2,546,711,000	3,559,001,000	3,727,701,000	3,895,632,000
Product margin	14,821,000		17,592,000							57,964,000	45,263,000	66,916,000	55,252,000	55,308,000
Gasoline Distribution and Station Operations Segment
Summarized financial information for the Partnership's reportable segments
Sales	924,778,000		911,659,000							2,663,048,000	2,559,291,000	3,378,428,000	3,148,906,000	1,463,774,000
Product margin	80,211,000		64,730,000							195,238,000	169,595,000	230,253,000	206,090,000	88,181,000
Gasoline
Summarized financial information for the Partnership's reportable segments
Sales	877,021,000		870,689,000							2,538,127,000	2,449,400,000	3,231,925,000	3,024,775,000	1,404,988,000
Product margin	54,306,000		43,443,000							126,629,000	110,533,000	150,147,000	139,706,000	56,690,000
Station operations
Summarized financial information for the Partnership's reportable segments
Sales	47,757,000		40,970,000							124,921,000	109,891,000	146,503,000	124,131,000	58,786,000
Product margin	25,905,000		21,287,000							68,609,000	59,062,000	80,106,000	66,384,000	31,491,000
Commercial Segment
Summarized financial information for the Partnership's reportable segments
Sales	210,641,000		213,857,000							775,314,000	740,175,000	1,005,526,000	716,181,000	775,038,000
Product margin	5,234,000		4,745,000							23,295,000	21,340,000	28,359,000	18,652,000	21,975,000
Operating costs and expenses not allocated to operating segments
Summarized financial information for the Partnership's reportable segments
Depreciation allocated to cost of sales	(14,871,000)		(15,449,000)							(44,628,000)	(40,525,000)	(55,653,000)	(36,683,000)	(24,391,000)
Intersegment transaction
Summarized financial information for the Partnership's reportable segments
Sales	$ 0											$ 0